Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 4,242	$ 3,632	$ 3,320
Service cost	1,572	487	273
Interest cost	336	104	57
Actuarial loss (gain)	(665)	151	79
Benefits paid	(354)	(132)	(97)
Projected benefit obligation at end of year	5,131	4,242	3,632
Change in plan assets
Fair value of plan assets at beginning of year	3,902	2,800	2,556
Actual return on plan assets	81	33	33
Employer contributions	1,358	1,203	328
Benefits paid	(227)	(134)	(117)
Fair value of plan assets at end of year	5,114	3,902	2,800
Funded status recognized as an other asset (liabilities)	$ (17)	$ (340)	$ (832)